Income Taxes (Narrative) (Details) (USD $)	12 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 Anchen [Member] Years 2003 to 2010 [Member] state	Jun. 30, 2013 Long Term Liabilities [Member]	Jun. 30, 2013 Accrued Expenses And Other Current Liabilities [Member]	Dec. 31, 2012 Federal [Member]	Dec. 31, 2012 State [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2012 Successor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Taxes [Line Items]
Total deferred tax assets							$ 80,135,000			$ 88,815,000
Net operating loss carry forwards					23,200,000	142,600,000
Valuation allowance gross							80,100,000
Valuation allowance							6,803,000			10,009,000
Valuation allowance gross, change in amount	71,500,000
Valuation allowance change in amount	3,200,000
Current unrecognized tax positions							12,538,000	12,119,000	12,119,000	14,409,000	31,571,000	30,023,000
Unrecognized tax benefits that would affect the effective tax rate, if recognized							8,700,000
Total amount of accrued interest and penalties resulting from unrecognized tax benefits			15,782,000	949,000			2,200,000		2,000,000	5,800,000	11,300,000
Recognized interest and penalties							40,000		400,000	400,000	600,000
Unrecognized tax position that may recognized within next twelve months							$ 900,000
Number of states under audit		2